SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 49,695	$ 44,925
Allowance for credit losses	(14,979)	(14,067)
Total	$ 34,716	$ 30,858